Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

9.	Subsequent Events

Orthofix Subsequent Financing

On July 1, 2014, (i) Orthofix purchased $500,000 worth of Bone Biologics Common Stock or the Subsequent Orthofix Shares; (ii) was issued the Subsequent Orthofix Convertible Promissory Notes in the principal amount of $500,000 (which includes the assignment of the $250,000 2014 Note from MTF) and convertible into 666,666 worth of the Company’s Common Stock at $0.75 per share; and (iii) was issued the Subsequent Orthofix Warrants (including the assignment of warrants by MTF issued in connection with the 2014 Note) which were exercisable for 333,334 shares of Bone Biologics Common Stock at an exercise price per share of $1.50 (the “Orthofix Subsequent Financing”). Upon subscribing for the Subsequent Orthofix Shares, the Subsequent Orthofix Convertible Promissory Notes and accrued interest converted into a combined total of 668,904 shares of Bone Biologics Common Stock in accordance with the terms of the Subsequent Orthofix Convertible Promissory Notes. The Subsequent Orthofix Warrants converted into warrants of the Company with substantially identical terms upon consummation of the Merger.

At the closing of the Subsequent Orthofix Shares and Notes, AFH Advisory was entitled to receive warrants to purchase up to 500,000 shares of Common Stock of the Company at the per share price of the shares offered or $1.00 per share, with a 5 year term and a cashless exercise provision (the “Extra Warrants”). AFH Advisory has normal and customary piggyback registration rights with respect to the shares of Common Stock issuable upon exercise of the Extra Warrants.

Forefront or its designees will receive a warrant to purchase shares of Common Stock (the “Agent Warrant”) equal to 8% of the Common Stock underlying the securities issued in the Private Placement (4% if investors are introduced by Bone Biologics, AFH Holdings & Advisory, LLC or their respective officers and directors). Such Agent Warrant will be issued at the closing of the Private Placement and shall provide, among other things, that the Agent Warrant shall: (i) be exercisable at the price of the securities (or the exercise price of the securities) issued to the investors in the offering, (ii) expire five (5) years from the date of issuance, (iii) include customary registration rights, including the registration rights provided to the Investors, (iv) contain provisions for cashless exercise and (v) include such other terms that are normal and customary for warrants of this type. In addition, Forefront or its designees will receive and Advisory Warrant equal to 2.0% of the Company’s post-merger and financing fully diluted shares outstanding upon the closing of $2.5 million of investors on which Forefront is eligible to receive compensation. Forefront was issued warrants to purchase 46,667 shares of Common Stock at $1.00 per share upon completion of the Orthofix Subsequent Financing (which includes 13,333 warrants in connection with the 2014 Note with MTF).